Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Current
Cash and cash equivalents	$ 14,125,522	$ 18,851,244
Accounts receivable	110,730	51,539
Prepaid expenses	514,160	1,270,556
Total current assets	14,750,412	20,173,339
Non-current
Contract payments	1,606,320	1,606,320
Intangible assets	270,668	256,243
Right-of-use asset	103,471
Equipment	22,058
Total Assets	16,752,929	22,035,902
Current
Accounts payable and accrued liabilities	1,960,745	700,999
Lease obligation - short-term	89,517
Total current liabilities	2,050,262	700,999
Non-current
Derivative warrant liability	5,220,649	4,597,332
Lease obligation - long-term	15,588
Total Liabilities	7,286,499	5,298,331
Shareholders' Equity
Share capital	20,606,705	20,009,154
Share-based payments, warrant reserve and other	8,003,076	6,386,459
Obligation to issue shares	32,238	32,238
Deficit	(19,175,589)	(9,690,280)
Total Shareholders' Equity	9,466,430	16,737,571
Total Liabilities and Shareholders' Equity	$ 16,752,929	$ 22,035,902